Supplementary Balance Sheet Information (Details) - Schedule of cash cash equivalents and deposits - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of cash cash equivalents and deposits [Abstract]
Cash		$ 4,221	$ 2,681
Cash equivalents		4,039	3,798
Total cash and cash equivalents		8,260	6,479
Short-term bank deposits	[1]	$ 7,180	$ 6,795

[1]	The average rate of short-term deposits is 1.27% and 2.42%, as of December 31, 2020 and 2019, respectively.